Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2015
Loss and Loss Adjustment Expense Reserves Disclosures [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2015	2014	2013
Balance at January 1	$8,857.4	$8,479.7	$7,838.4
Less reinsurance recoverables on unpaid losses	1,185.9	1,045.9	862.1
Net balance at January 1	7,671.5	7,433.8	6,976.3
Net loss and loss adjustment reserves acquired[1]	222.4	0	0
Total beginning reserves	7,893.9	7,433.8	6,976.3
Incurred related to:
Current year	14,657.1	13,330.3	12,427.3
Prior years	(315.1)	(24.1)	45.1
Total incurred	14,342.0	13,306.2	12,472.4
Paid related to:
Current year	9,577.3	8,831.5	8,095.0
Prior years	4,062.3	4,237.0	3,919.9
Total paid	13,639.6	13,068.5	12,014.9
Net balance at December 31	8,596.3	7,671.5	7,433.8
Plus reinsurance recoverables on unpaid losses	1,442.7	1,185.9	1,045.9
Balance at December 31	$10,039.0	$8,857.4	$8,479.7
 [1]Net reserves acquired in ARX acquisition.